CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from affiliates	$ 986	$ 720		$ 1,380	$ 720	$ 1,086
Programming and other direct costs from affiliates	1,196	642		3,026	642	1,947
Related Party Transaction, Other Operating Expense	$ 28,332	$ 8,056		$ 73,263	$ 13,056	$ 18,854
Cablevision Systems Corporation And Subsidiaries
Revenue from affiliates			$ 2,088				$ 5,343	$ 5,075
Programming and other direct costs from affiliates			84,636				176,909	179,144
Related Party Transaction, Other Operating Expense			$ 2,182				$ 5,372	$ 3,878